EMPLOYEE BENEFIT PLANS - Pension Plan Assets by Asset Category (FY) (Details) - Defined Benefit Pension Plans - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United States
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 37,432	$ 35,802	$ 37,640
United States | Equity security funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,122	17,446
United States | Debt security funds and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,304	17,038
United States | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,006	1,318
Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	281,602	241,283	$ 168,069
Foreign Plan | Equity security funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	100,453	92,201
Foreign Plan | Debt security funds and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	178,730	145,003
Foreign Plan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 2,419	$ 4,079